Share Capital	3 Months Ended
Sep. 30, 2021
Share Capital

9.	Share Capital

a)	Authorized capital

Unlimited number of common voting shares without nominal or par value

Unlimited number of preferred shares without par value issued in one or more series

144,592,993 common shares were issued and outstanding at September 30, 2021.

On October 1, 2020, the Company issued 500,000 common shares with a fair value of $1,025,000 to Nevada Alaska Mining Co. Ltd. (Note 3).

On December 18, 2020, the Company closed a prospectus financing of 15,697,500 common shares at a price of $2.20 for aggregate gross proceeds of $34,534,500. The Company incurred $2,666,812 of share issuance costs related to the financing.

On April 23, 2021, the Company issued 400,000 common shares with a fair value of $1,600,000 to TETRA Technologies, Inc. (Note 3).

On May 21, 2021, the Company issued 200,000 common shares with a fair value of $786,000 to National Chloride. (Note 3).

On June 10, 2021, the Company issued 6,251,250 common shares to Lanxess Corporation upon the conversion of the convertible loan (Note 7).

During the year ended June 30, 2021, the Company issued a total of 11,245,133 common shares for the exercise of share purchase warrants. The Company received proceeds of $10,190,569 upon exercise. As at June 30, 2021, the Company held $39,000 as a receivable from the Company’s transfer agent which was received by the Company on July 21, 2021.

During the year ended June 30, 2021, the Company issued a total of 1,375,000 common shares for the exercise of stock options. The Company received proceeds of $1,241,500 upon exercise and transferred $981,261 from contributed surplus to share capital.

During the three months ended September 30, 2021, the Company issued a total of 3,031,281 common shares for the exercise of share purchase warrants for gross proceeds of $3,162,316. As at September 30, 2021, $104,000 was receivable from the Company’s transfer agent.

During the three months ended September 30, 2021, the Company issued a total of 395,509 common shares for the exercise of stock options. The Company received proceeds of $404,461 and reclassified $685,490 from reserves to share capital upon exercise.

b)	Warrants

Warrant transactions are summarized as follows:

	Number of warrants	Weighted average exercise price
Balance at June 30, 2020	18,074,695	0.98
Expired	(141,317)	1.00
Exercised	(11,245,133)	0.93
Issued	3,125,625	1.20
Balance at June 30, 2021	9,813,870	1.13
Exercised	(3,031,281)	1.04
Balance at September 30, 2021	6,782,589	1.16

The weighted average contractual life of the warrants outstanding is 0.87 years.

c)	Options

The Company has a stock option plan in place under which it is authorized to grant options to officers, directors, employees, consultants and management company employees enabling them to acquire up to 10% of the issued and outstanding common stock of the Company. Under the plan, the exercise price of each option shall not be less than the price permitted by any stock exchange. The options can be granted for a maximum term of 10 years.

On August 9, 2020, the Company extended the expiration date of 435,784 stock options issued to consultants from August 9, 2020 to August 9, 2021. The exercise price of the options remains $1.02 per option.

On January 18, 2021, the Company granted 1,200,000 stock options to directors and officers of the Company at a price of $3.39 for a period of 5 years. All of the stock options vested at grant.

On April 13, 2021, the Company granted 400,000 stock options to consultants of the Company at a price of $3.43 for a period of three (3) years with the stock options vesting one quarter at grant, one quarter three months from grant date, one quarter at six months from grant date and one quarter at nine months from grant date.

On July 20, 2021, The Company granted 200,000 stock options to a director of the Company at a price of $6.08 for a period of 5 years. All of the stock options vested at grant.

The following weighted average assumptions were used for the Black-Scholes valuation of stock options granted:

	2021	2020
Annualized volatility	81%	114%
Risk-free interest rate	0.73%	0.56%
Dividend rate	0%	0%
Expected life of options	5 years	4 years
Forfeiture rate	0%	0%
Share price on grant date	$6.08	$3.41

Stock option transactions are summarized as follows:

	Number of options	Weighted average exercise price
Balance at June 30, 2020	13,525,784	$0.99
Options exercised	(1,375,000)	0.90
Options granted	1,600,000	3.40
Balance at June 30, 2021	13,750,784	1.29
Options exercised	(395,509)	1.02
Options granted	200,000	6.08
Balance at September 30, 2021	13,555,275	1.36

The following table summarizes stock options outstanding and exercisable at September 30, 2021:

	Options Outstanding			Options Exercisable
		Weighted	Weighted		Weighted
		Average	Average		Average
Exercise	Number	Remaining	Exercise		Exercise
Price	of	Contractual Life	Price	Number	Price
$	Shares	(years)	$	Exercisable	$

1.05	1,215,275	0.42	1.05	1,215,275	1.05
0.96	2,340,000	0.71	0.96	2,340,000	0.96
2.10	500,000	1.39	2.10	500,000	2.10
1.40	1,900,000	1.93	1.40	1,900,000	1.40
1.00	500,000	0.50	1.00	500,000	1.00
0.75	150,000	2.04	0.75	150,000	0.75
0.76	4,450,000	1.44	0.76	4,450,000	0.76
0.75	600,000	1.59	0.75	600,000	0.75
0.81	100,000	1.62	0.81	100,000	0.81
3.39	1,200,000	4.30	3.39	1,200,000	3.39
3.43	400,000	2.54	3.43	200,000	3.43
6.08	200,000	4.81	6.08	200,000	6.08
	13,555,275	1.94	1.36	13,355,275	1.38